INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORY
Raw materials	$ 242,300	$ 175,487	$ 83,934
Work in progress	2,435	171,599	62,040
Finished goods	14,007	51,470	50,749
Total inventory	258,742	398,556	196,723
Inventory expensed to cost of goods sold	$ 366,258	$ 752,810	$ 4,082,504